Investments And Other Assets (Schedule of Investments) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Investments And Other Assets [Abstract]
Investments in private entities	$ 71	$ 70